UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2006

ITEM 1. Schedule of Investments.

FPA Funds Trust’s FPA Crescent Fund
Portfolio of Investments
December 31, 2006 (unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS — LONG
ENERGY — 16.9%
Chevron Corporation	275,000	$20,220,750
ConocoPhillips	871,800	62,726,010
ENSCO International Incorporated†	1,300,000	65,078,000
GlobalSantaFe Corp.	412,000	24,217,360
National Oilwell Varco, Inc.*	214,000	13,092,520
Patterson-UTI Energy, Inc.	1,000,000	23,230,000
Plains Exploration & Production Co.*	130,000	6,178,900
Rowan Companies, Inc.	730,000	24,236,000
		$238,979,540
RETAILING — 8.5%
Big Lots, Inc.*†	494,200	$11,327,064
Charming Shoppes, Inc. *	1,556,000	21,052,680
The Finish Line, Inc. (Class A)	1,685,000	24,061,800
Foot Locker, Inc.	814,000	17,851,020
Ross Stores, Inc.	221,500	6,489,950
Wal-Mart Stores, Inc.	455,400	21,030,372
Zale Corporation*	650,000	18,336,500
		$120,149,386
FINANCIAL SERVICES — 5.9%
Assurant, Inc.†	770,000	$42,542,500
Countrywide PLC	3,378,534	35,812,461
Interactive Data Corporation	175,000	4,207,000
		$82,561,961
INDUSTRIAL PRODUCTS — 4.1%
AGCO Corporation*†	845,800	$26,169,052
Alfa Laval AB	404,600	18,271,736
Trinity Industries, Inc.	375,150	13,205,280
		$57,646,068
SERVICE — 2.2%
BearingPoint, Inc.*	900,000	$7,083,000
The Brink’s Company	257,500	16,459,400
Oesterreichische Post AG*	157,900	7,525,514
		$31,067,914
UTILITIES — 2.2%
PG&E Corporation	160,000	$7,572,800
Reliant Energy, Inc.*	1,600,000	22,736,000
		$30,308,800

AUTOMOTIVE — 2.0%
Magna International Inc. (Class A)†	350,000	$28,192,500
CONSUMER NON-DURABLES — 1.6%
AFC Enterprises, Inc.	192,400	$3,399,708
Crunch Equity Holding, LLC Bondholder Trust Interest*,‡,(1)	2,235	2,346,750
Tate & Lyle PLC	1,133,900	17,065,195
		$22,811,653
AIRLINES — 1.6%
ACE Aviation Holdings Inc.*	695,800	$22,557,836
ENTERTAINMENT — 1.1%
EMI Group PLC	3,000,000	$15,570,000
REAL ESTATE — 0.8%
Ventas, Inc.	280,000	$11,849,600
MULTI-INDUSTRY — 0.8%
Onex Corporation	441,400	$10,823,128
TECHNOLOGY — 0.8%
MCDATA Corporation (Class A)*	1,937,600	$10,753,680
INVESTMENT COMPANIES — 0.7%
Ares Capital Corporation	550,000	$10,510,500

TOTAL COMMON STOCKS — 49.2% (Cost $440,048,404)		$693,782,566

PREFERRED STOCKS — 1.5%
General Motors Corporation (Series B) — 5.25%	601,200	$12,739,428
The Mills Corporation (Series F) — 6.75%	750	682,125
The Mills Corporation (Series G) — 7.875%	224,300	4,923,385
Pennsylvania REIT Investment Trust — 11%	45,000	2,443,500
TOTAL PREFERRED STOCKS (Cost $18,257,571)		$20,788,438

WARRANTS — 0.0% (Cost $167,400)
Casual Male Retail Group, Inc.*,‡,(1)	60,000	$332,400

BONDS & DEBENTURES

U.S. GOVERNMENT & AGENCIES — 16.4%
Federal National Mortgage Association — 7.5% 2028	$114,500	$118,666
U.S. Treasury Note — 3.625% 2007	70,000,000	69,518,750
U.S. Treasury Note — 3.875% 2010†	15,000,000	14,601,570
U.S. Treasury Note — 4.375% 2010	40,000,000	39,543,760
U.S. Treasury Inflation-Indexed Notes — 3.375% 2007†	102,494,038	102,333,942
U.S. Treasury Inflation-Indexed Notes — 3.375% 2012†	5,115,105	5,341,290
		$231,457,978

SHORT-TERM U.S. GOVERNMENT — 10.6%
U.S. Treasury Bill — 4.955% 2/15/07	$40,000,000	$39,765,332
U.S. Treasury Bill — 4.86% 3/8/07	110,000,000	109,034,750
		$148,800,082
CORPORATE BONDS & DEBENTURES — 3.8%
Dynegy-Roseton Danskamme — 7.27% 2010	$1,000,000	$1,017,500
Federal-Mogul Corporation — 6.58% 2030 (revolving debt)‡	2,942,363	2,898,228
FrontierVision Partners, L.P. — 11% 2006*	3,980,000	5,850,600
Goodman Global Holdings, Inc. — 7.875% 2012	15,970,000	15,650,600
Kmart Corporation — 8.8% 2010	695,010	597,709
Reliant Energy, Inc. — 9.25% 2010	5,000,000	5,262,500
Reliant Energy, Inc. — 9.50% 2013	4,750,000	5,094,375
Tenet Healthcare Corporation — 9.875% 2014	8,000,000	8,160,000
Western Financial Bank — 9.625% 2012	2,950,000	3,221,400
WestPoint Stevens Inc. — 11% 2004*,‡	7,703,841	5,777,880
		$53,530,792
INTERNATIONAL GOVERNMENT & AGENCIES — 0.3%
France OATei — 3% 2012	$3,307,470	$4,655,065
CONVERTIBLE DEBENTURE — 0.0%
Standard Motor Products, Inc. — 6.75% 2009	$150,000	$141,000
TOTAL BONDS & DEBENTURES — 31.1% (Cost $436,662,735)		$438,584,917

TOTAL INVESTMENT SECURITIES — 81.8% (Cost $895,136,110)		$1,153,488,321

SHORT-TERM INVESTMENTS — 21.4%
Short-Term Corporate Notes:
General Electric Capital Services, Inc. — 5.21% 1/2/07	$45,000,000	$44,993,487
Rabobank USA Financial Corporation — 5.27% 1/2/07	44,910,000	44,903,426
Toyota Motor Credit Corporation — 5.23% 1/9/07	50,000,000	49,941,889
Barclays U.S. Funding, Inc. — 5.215% 1/12/07	50,000,000	49,920,326
General Electric Company — 5.23% 1/16/07	40,000,000	39,912,833
AIG Funding, Inc. — 5.26% 1/19/07	37,000,000	36,902,690
ChevronTexaco Funding Corporation — 5.22% 1/23/07	35,407,000	35,294,052
State Street Bank Repurchase Agreement — 2.5% 1/2/07
(Collateralized by U.S. Treasury Bond - 5.5% 2028, market value $923,997)	903,000	903,000
TOTAL SHORT-TERM INVESTMENTS (Cost $302,771,703)		$302,771,703

TOTAL INVESTMENTS — 103.2% (Cost $1,197,907,813)		$1,456,260,024

COMMON STOCKS — SHORT — (7.0)% (Proceeds $82,518,364)
Aeroplan Income Fund	(444,400)	$(6,474,908)

Alliance & Leicester PLC	(110,000)	(2,451,900)
Alliance Data Systems Corporation*	(93,500)	(5,840,945)
AMR Corporation*	(122,100)	(3,691,083)
Baker Hughes Incorporated	(60,000)	(4,479,600)
Coldwater Creek Inc.*	(176,400)	(4,325,328)
Deere & Company	(41,000)	(3,897,870)
General Motors Corporation	(70,100)	(2,153,472)
Greater Bay Bancorp	(20,000)	(526,600)
IDEXX Laboratories, Inc.*	(13,000)	(1,030,900)
International Business Machines Corporation	(10,500)	(1,020,075)
Jarden Corporation*	(186,500)	(6,488,335)
Jazz Air Income Fund	(131,600)	(964,628)
Landry’s Restaurants, Inc.	(124,900)	(3,758,241)
Lexmark International, Inc. — A*	(78,300)	(5,731,560)
LUKOIL OAO — ADRs	(57,900)	(5,060,460)
Marvel Enterprises, Inc.*	(172,300)	(4,636,593)
MGIC Investment Corporation	(53,000)	(3,314,620)
Movie Gallery, Inc.	(114,000)	(401,280)
Newell Rubbermaid Inc.	(230,300)	(6,667,185)
Portfolio Recovery Associates, Inc.*	(74,000)	(3,455,060)
Regal Entertainment Group — A	(75,600)	(1,611,792)
Robert Half International Inc.	(127,000)	(4,714,240)
Target Corporation	(99,300)	(5,665,065)
TCF Financial Corporation	(130,800)	(3,586,536)
Tiffany & Co.	(108,600)	(4,261,464)
West Marine, Inc.*	(115,000)	(1,986,050)
TOTAL COMMON STOCKS SHORT		$(98,195,790)

Other assets less liabilities, net — 3.8%		$52,689,385
TOTAL NET ASSETS — 100.0% (A)		$1,410,753,619

†                  Security segregated as collateral for common stocks sold short.

*                 Non-income producing securities

‡                  Restricted securities.  These securities constituted 0.8% of total net assets at December 31, 2006.

(1)          The Crunch Equity Holding and the Casual Male Retail Group warrants are illiquid and have been valued by the Board of Trustees in accordance with the Fund’s fair value procedures.

(A)      The cost of investments and proceeds from securities sold short also approximate the aggregate cost and proceeds for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$264,889,778
Gross unrealized depreciation:	(22,214,992)
Net unrealized appreciation:	242,674,786

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	February 27, 2007

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	February 27, 2007